Finance Costs, Net - Components of Finance Costs, Net, Include Interest Expense (Income) (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Interest expense:
Debt	$ 40	$ 39	$ 80	$ 76
Derivative financial instruments — hedging activities	(1)	0	(2)	0
Other, net	5	5	12	8
Fair value gains on financial instruments:
Cash flow hedges, transfer from equity	(17)	(30)	(32)	(27)
Net foreign exchange losses on debt	17	30	32	27
Net interest expense — debt and other	44	44	90	84
Net interest expense — leases	2	3	4	5
Net interest expense — pension and other post-employment benefit plans	3	6	7	11
Interest income	0	(1)	(1)	(3)
Net interest expense	$ 49	$ 52	$ 100	$ 97